Derivative Financial Instruments and Risk Management Policies - Evolution of Derivative Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Assets/ Liabilities, Net [Roll Forward]
Gain (loss) on derivative	€ 0
Currency swaps
Derivative Assets/ Liabilities, Net [Roll Forward]
Gain (loss) on derivative	0	€ 0
Derivative instruments
Derivative Assets/ Liabilities, Net [Roll Forward]
Opening balance of assets/(liabilities)	1,181	505
Financing payments	148	52
Financing proceeds	(153)	(209)
Interest (proceeds)/payments	(238)	(126)
Other (proceeds)/payments	5	(28)
Fair value adjustments through other comprehensive income	357	999
Movements with counterparty in the income statement	646	2
Translation differences	(49)	(70)
Other movements	51	56
Closing balance of assets/(liabilities)	1,948	1,181
Increase (decrease) in financial assets	€ 767	€ (676)